Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value - Schedule of Financial Instruments Carried at Fair Value (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Less current portion		€ (840)
Total long-term portion
Investor Warrants [Member]
Warrants		840
Warrant [Member]
Warrants		840
Less current portion		(840)
Total long-term portion